Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 48.8%
Communication Services 3.2%
Charter Communications Operating LLC, 3.579%, 7/23/2020	4,130,000	4,167,025
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	210,000	227,850
CommScope, Inc., 144A, 5.5%, 3/1/2024	1,110,000	1,139,137
Discovery Communications LLC, 3.5%, 6/15/2022	5,415,000	5,516,148
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,711,349
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024 (a)	785,000	803,275
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	348,750	348,841
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 3.197% ** , 1/19/2023	1,180,000	1,169,510
144A, 3.28%, 4/11/2024	8,000,000	8,167,278
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,593,069
Verizon Communications, Inc., 3.125%, 3/16/2022	5,000,000	5,123,892
		29,967,374
Consumer Discretionary 5.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	2,324,000	2,364,670
D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,070,888
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,061,005
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020	6,000,000	5,957,948
4.14%, 2/15/2023	6,000,000	6,112,596
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.353% **, 9/10/2021	3,000,000	2,991,070
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	3,195,000	3,206,304
3-month USD-LIBOR + 0.990%, 3.588% ** , 1/5/2023	4,000,000	3,941,951
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,648,447
Hyundai Capital America:
144A, 3.45%, 3/12/2021	2,667,000	2,696,619
144A, 3-month USD-LIBOR + 0.940%, 3.529% ** , 7/8/2021	5,000,000	5,005,107
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	3,981,753
144A, 3.65%, 9/21/2021	2,612,000	2,674,114
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,285,000	1,307,487
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	81,200
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,980,000	1,985,046
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,375,000	1,402,500
		53,488,705
Consumer Staples 3.2%
Altria Group, Inc., 3.49%, 2/14/2022	2,090,000	2,149,372
BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	5,272,988
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.342% **, 10/22/2020	1,250,000	1,250,199
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 3.218% **, 11/15/2021	2,090,000	2,091,047
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 3.141% **, 4/16/2021	821,000	821,274
Keurig Dr Pepper, Inc., 3.551%, 5/25/2021	4,472,000	4,568,377
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,890,000	3,894,322
3.5%, 7/15/2022	4,000,000	4,094,237
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	2,000,000	2,086,460
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (b)	2,180,000	2,277,010
Tyson Foods, Inc., 2.25%, 8/23/2021	1,155,000	1,151,845
		29,657,131
Energy 3.1%
Andeavor Logistics LP, 3.5%, 12/1/2022	330,000	337,815
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)	2,500,000	2,412,500
Chesapeake Energy Corp., 7.0%, 10/1/2024 (b)	1,975,000	1,772,562
Continental Resources, Inc., 5.0%, 9/15/2022	2,000,000	2,016,412
Enbridge, Inc., 2.9%, 7/15/2022	1,195,000	1,212,606
Energy Transfer Operating LP, 4.25%, 3/15/2023	880,000	918,646
EQT Corp., 2.5%, 10/1/2020	5,000,000	4,986,947
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,637,468
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,021,923
Petroleos Mexicanos:
5.375%, 3/13/2022	714,000	719,391
6.375%, 2/4/2021	2,000,000	2,052,000
Precision Drilling Corp., 6.5%, 12/15/2021	797,057	799,049
Range Resources Corp., 5.0%, 8/15/2022	2,200,000	2,087,250
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	2,741,310
Sunoco LP, 4.875%, 1/15/2023	815,000	832,319
Whiting Petroleum Corp., 5.75%, 3/15/2021	2,000,000	2,015,000
		28,563,198
Financials 21.3%
ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	4,024,000	4,105,263
AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,710,533
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	2,585,000	2,659,573
4.875%, 1/16/2024	1,410,000	1,514,065
Air Lease Corp., 2.125%, 1/15/2020	4,065,000	4,055,245
Aircastle Ltd.:
4.4%, 9/25/2023	2,534,000	2,631,747
5.5%, 2/15/2022	3,000,000	3,179,894
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	8,083,979
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	6,860,000	6,992,620
AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	6,261,536
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	765,000	793,209
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,045,010
Banco Santander SA, 3.125%, 2/23/2023	6,200,000	6,289,125
Bank of America Corp., 2.625%, 4/19/2021	10,000,000	10,062,330
Barclays PLC, 4.61%, 2/15/2023	5,000,000	5,173,393
BPCE SA, 144A, 3.0%, 5/22/2022	1,500,000	1,513,608
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,509,424
CBQ Finance Ltd.:
REG S, 5.0%, 5/24/2023	2,000,000	2,118,284
144A, 7.5%, 11/18/2019	2,000,000	2,029,600
Citibank NA, 2.844%, 5/20/2022	5,000,000	5,038,155
Citizens Bank NA, 3.25%, 2/14/2022	1,359,000	1,385,374
Compass Bank:
3-month USD-LIBOR + 0.730%, 3.181% ** , 6/11/2021	6,000,000	5,994,734
3.5%, 6/11/2021	1,627,000	1,658,105
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,158,891
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,104,784
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021	5,000,000	4,985,270
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,241,212
4.682%, 8/9/2028	2,500,000	2,590,650
FS KKR Capital Corp., 4.25%, 1/15/2020	5,000,000	5,013,923
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,961,250
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	2,500,000	2,503,175
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	1,750,000	1,756,883
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,609,857
3-month USD-LIBOR + 1.000%, 3.32% ** , 10/2/2023	6,000,000	5,992,743
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,924,946
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 3.012% **, 6/18/2022	4,000,000	4,006,923
Lloyds Banking Group PLC, 3.1%, 7/6/2021	1,160,000	1,174,398
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,568,389
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 3.719% ** , 9/29/2022	5,000,000	5,015,263
5.625%, 8/24/2020	3,000,000	3,093,919
Regions Financial Corp., 3.2%, 2/8/2021	6,000,000	6,064,985
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,240,649
Santander UK PLC, 2.125%, 11/3/2020	5,455,000	5,428,049
Standard Chartered PLC, 144A, 4.247%, 1/20/2023	4,160,000	4,291,958
Suncorp-Metway Ltd., 144A, 2.375%, 11/9/2020	5,000,000	5,001,870
Synchrony Bank, 3.0%, 6/15/2022	10,300,000	10,376,664
Synchrony Financial, 3.0%, 8/15/2019	858,000	858,128
		196,769,585
Health Care 1.2%
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,800,000	1,912,680
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 2.979% **, 6/25/2021	3,435,000	3,411,935
Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 3.194% **, 12/29/2020	1,273,000	1,273,188
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,500,508
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,539,000	1,534,383
		10,632,694
Industrials 2.8%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020	2,500,000	2,515,725
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	709,195
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	2,008,580
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,227,607
Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	671,512
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,077,500
Delta Air Lines, Inc., 3.4%, 4/19/2021	1,818,000	1,845,365
Harris Corp., 2.7%, 4/27/2020	1,890,000	1,891,939
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	1,750,000	1,806,280
Ryder System, Inc.:
2.875%, 6/1/2022	1,350,000	1,365,553
3.5%, 6/1/2021	1,910,000	1,948,587
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.21% **, 6/15/2021	2,927,000	2,907,520
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,498,600
Wabtec Corp., 3-month USD-LIBOR + 1.300%, 3.71% **, 9/15/2021	980,000	977,194
Waste Management, Inc., 2.95%, 6/15/2024	900,000	927,697
		26,378,854
Information Technology 3.0%
Broadcom Corp., 3.625%, 1/15/2024	5,000,000	5,047,352
Broadcom, Inc., 144A, 3.125%, 4/15/2021	3,509,000	3,531,721
Dell International LLC:
144A, 5.45%, 6/15/2023	3,200,000	3,448,933
144A, 5.875%, 6/15/2021	480,000	487,968
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,550,000	4,540,675
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020	2,000,000	2,026,316
Microchip Technology, Inc., 3.922%, 6/1/2021	2,902,000	2,954,079
NXP BV, 144A, 4.625%, 6/1/2023	4,000,000	4,216,400
Seagate HDD Cayman, 4.875%, 3/1/2024	1,500,000	1,539,682
		27,793,126
Materials 2.4%
AK Steel Corp., 7.625%, 10/1/2021	1,500,000	1,477,500
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020 (b)	2,500,000	2,546,875
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	739,100
CF Industries, Inc., 144A, 3.4%, 12/1/2021	535,000	543,025
Chemours Co., 6.625%, 5/15/2023	1,552,000	1,605,342
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,613,005
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,046,800
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	309,000
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	1,230,000	1,242,456
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,304,100
Novelis Corp., 144A, 6.25%, 8/15/2024	1,800,000	1,887,228
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	1,429,000	1,439,005
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,566,643
		22,320,079
Real Estate 1.7%
Office Properties Income Trust:
(REIT), 3.75%, 8/15/2019	4,850,000	4,851,482
(REIT), 4.15%, 2/1/2022	5,000,000	5,073,402
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	2,000,000	2,047,460
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,200,000	1,216,500
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,177,810
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	490,000	502,858
		15,869,512
Utilities 1.1%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,304,666
Dominion Energy, Inc.:
Series B, 1.6%, 8/15/2019	1,300,000	1,298,149
3.07%, 08/15/2024	2,106,000	2,122,992
DTE Energy Co., Series B, 2.6%, 6/15/2022	2,330,000	2,340,549
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	2,665,000	2,678,701
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	760,000	764,765
		10,509,822
Total Corporate Bonds (Cost $446,612,073)		451,950,080
Mortgage-Backed Securities Pass-Throughs 0.0%
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	208,948	221,522
9.5%, 7/15/2020	53	53
Total Mortgage-Backed Securities Pass-Throughs (Cost $228,555)		221,575
Asset-Backed 19.3%
Automobile Receivables 5.8%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	4,570,000	4,559,438
"B", Series 2016-4, 1.83%, 12/8/2021	2,785,000	2,776,077
"C", Series 2015-3, 2.73%, 3/8/2021	892,207	892,432
"C", Series 2019-2, 2.74%, 4/18/2025	1,640,000	1,646,899
"C", Series 2016-2, 2.87%, 11/8/2021	1,750,000	1,755,498
"C", Series 2015-4, 2.88%, 7/8/2021	1,995,663	1,997,812
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,459,024
"D", Series 2015-3, 3.34%, 8/8/2021	4,331,000	4,350,769
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021	4,000,000	4,005,256
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021	2,000,000	2,007,689
Canadian Pacer Auto Receivables Trust:
"A2A", Series 2018-2A, 144A, 3.0%, 6/21/2021	806,383	808,846
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,033,880
CPS Auto Receivables Trust:
"C", Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,364,712
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,050,000	1,060,786
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	2,492,218	2,508,989
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	2,140,000	2,162,743
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	1,500,000	1,502,780
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,173,896
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023	4,000,000	4,072,072
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 3.034% **, 9/25/2023	1,250,000	1,252,465
Santander Drive Auto Receivables Trust:
"C", Series 2015-4, 2.97%, 3/15/2021	178,552	178,597
"B", Series 2018-2, 3.03%, 9/15/2022	2,050,000	2,058,610
"C", Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,551,909
Tesla Auto Lease Trust, "A", Series 2018-B, 144A, 3.71%, 8/20/2021	1,278,964	1,298,064
World Omni Select Auto Trust, "B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,023,627
		53,502,870
Credit Card Receivables 2.5%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,545,470
Evergreen Credit Card Trust:
"B", Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	4,058,514
"C", Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	3,044,720
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	2,920,000	2,919,661
Synchrony Card Issuance Trust, "A", Series 2018-A1, 3.38%, 9/15/2024	4,080,000	4,186,484
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,379,910
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	4,984,800
		23,119,559
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 3.454% **, 12/25/2034	395,501	400,566
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 3.444% **, 6/25/2034	1,508,945	1,532,021
		1,932,587
Miscellaneous 10.1%
ALM V Ltd., "A1R3", Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 3.511% **, 10/18/2027	680,000	679,582
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 4.087% **, 10/15/2028	3,750,000	3,752,640
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 4.042% **, 10/20/2030	3,400,000	3,356,109
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049	2,500,000	2,526,313
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.188% **, 4/17/2026	10,000,000	9,992,150
Babson CLO Ltd.:
"BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.992% ** , 1/20/2031	2,000,000	1,969,192
"A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 4.042% ** , 7/23/2030	600,000	592,535
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 4.017% **, 4/15/2029	3,750,000	3,750,784
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.988% **, 4/17/2031	4,000,000	3,935,184
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 2.534% **, 1/15/2037	1,717,060	1,645,329
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.426% **, 12/25/2036	2,439,436	2,226,420
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	1,590,000	1,623,899
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,249,846
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,624,609
"C", Series 2018-1,144A, 3.53%, 6/22/2023	500,000	507,255
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,051,832
Domino's Pizza Master Issuer LLC, "A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	9,825,000	9,839,836
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.938% **, 4/17/2031	2,500,000	2,436,548
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.797% **, 10/15/2030	330,000	328,359
Hilton Grand Vacations Trust, 144A, "B", Series 2017-AA, 144A, 2.96%, 12/26/2028	604,500	607,225
LCM LP, "BR2", Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.347% **, 10/15/2031	2,120,000	2,101,333
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	1,840,000	1,864,243
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 4.292% **, 10/21/2030	1,800,000	1,775,443
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.992% ** , 10/19/2031	2,000,000	1,962,120
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.997% ** , 1/15/2030	6,000,000	5,872,002
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,542,338	1,549,694
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 4.188% **, 7/17/2030	5,500,000	5,427,889
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	3,980,000	4,128,414
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.2% ** , 1/18/2029	3,015,000	3,001,906
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.838% ** , 4/17/2030	6,950,000	6,946,601
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.351% ** , 10/18/2031	4,500,000	4,475,551
		93,800,843
Student Loans 0.7%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 3.33% ** , 7/25/2039	5,500,000	5,483,627
"A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.28% ** , 7/25/2023	1,209,564	1,224,154
		6,707,781
Total Asset-Backed (Cost $178,225,517)		179,063,640
Commercial Mortgage-Backed Securities 7.0%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.825% **, 6/15/2035	3,500,000	3,503,287
BAMLL Commercial Mortgage Securities Trust, "B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.545% **, 9/15/2034	3,500,000	3,481,223
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 3.117% **, 3/15/2037	4,000,000	3,984,954
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.645% **, 7/15/2035	1,500,000	1,500,449
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.494% ** , 11/15/2035	1,346,416	1,345,995
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 3.694% ** , 4/15/2034	3,500,000	3,506,570
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.495% **, 11/15/2034	3,960,000	3,945,150
Citigroup Commercial Mortgage Trust:
"C", Series 2019-SMRT, 144A, 4.682%, 1/10/2024	3,000,000	3,207,687
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (c)	166,922	159,828
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,000,000	1,022,173
"AM", Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,539,353
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 3.094% **, 6/15/2034	3,920,000	3,919,994
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 3.225% **, 6/15/2033	2,500,000	2,492,914
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.056% **, 8/25/2026	23,624,546	1,339,727
"X1", Series K722, Interest Only, 1.438% **, 3/25/2023	15,131,910	589,718
FWD Securitization Trust, “A1”, Series 2019-INV1, 2.81%, 7/25/2049 (a)	1,000,000	999,922
GE Capital Commercial Mortgage Corp., “J”, Series 2005-C2, 144A, 5.693% **, 5/10/2043	40,065	39,898
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 3.769% **, 11/15/2036	3,846,154	3,852,171
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.345% **, 6/15/2034	5,000,000	4,973,517
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.645% **, 1/15/2033	1,560,000	1,552,465
JPMorgan Chase Commercial Mortgage Securities Corp., “H”, Series 2004-CB8, 144A, 4.546% **, 1/12/2039	552,520	556,766
Morgan Stanley Capital Barclays Bank Trust, “B”, Series 2016-MART, 144A, 2.48%, 9/13/2031	2,000,000	1,996,688
Morgan Stanley Capital I Trust:
“B”, Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.595% ** , 11/15/2034	4,000,000	3,997,450
“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.612% ** , 7/15/2035	1,568,800	1,568,595
“B”, Series 2019-BPR, 144A, 1-month USD-LIBOR + 2.100%, 4.54% ** , 5/15/2036	1,000,000	1,000,175
Natixis Commercial Mortgage Securities Trust, “B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 3.349% **, 7/15/2033	3,500,000	3,487,893
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.063% **, 12/15/2050	29,623,839	1,999,497
"XA", Series 2017-C1, Interest Only, 1.575% **, 6/15/2050	24,968,317	2,327,634
Total Commercial Mortgage-Backed Securities (Cost $64,883,050)		63,891,693
Collateralized Mortgage Obligations 5.5%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	3,000,000	3,015,267
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	218,266	222,111
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 4.491% **, 11/25/2035	143,510	145,158
"2A8", Series 2003-J, 4.636% **, 11/25/2033	315,038	319,282
"A15", Series 2006-2, 6.0%, 7/25/2046	16,479	16,022
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.471% **, 1/25/2034	398,553	399,173
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	136,592	138,153
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,411,093	1,434,875
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.854% ** , 1/25/2029	665,775	667,746
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.404% ** , 10/25/2028	240,180	241,850
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.555%, 2/15/2038	538,828	464,646
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	2,754,888	331,242
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041	6,787,554	839,664
"LG", Series 4281, 4.0%, 1/15/2043	5,722,250	5,996,558
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	14,727,876	2,772,348
Federal National Mortgage Association:
"9", Series 406, Interest Only, 4.5%, 2/25/2041	3,008,983	576,739
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,437,157	442,777
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,139,818	395,164
"1A6", Series 2007-W8, 6.54% **, 9/25/2037	619,016	692,834
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	1,924,237	1,942,362
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.404% ** , 12/25/2028	1,247,143	1,252,553
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.604% ** , 10/25/2028	744,922	747,157
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.254% ** , 4/25/2028	2,898,269	2,952,715
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.304% ** , 7/25/2028	2,111,561	2,136,492
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	19,619,392	3,366,800
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,135,510	289,383
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045	5,723,895	834,042
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	2,249,841	316,356
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	2,354,843	240,574
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	1,561,633	220,271
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	471,615	52,976
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	1,225,005	1,237,413
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	591,805	602,881
"6A1", Series 2005-A6, 4.75% **, 8/25/2035	724,689	743,815
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,800,000	1,803,183
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,716,636	1,741,413
New Residential Mortgage Loan Trust, "A2", Series 2019-NQM1, 144A, 3.877%, 1/25/2049	6,552,693	6,683,353
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024	1,668	1,676
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 7/25/2019	36,112	28,890
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	272,416	263,185
"A3", Series 2004-SL3, 7.5%, 12/25/2031	358,778	368,530
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020	128,756	128,305
Verus Securitization Trust:
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,632,056	1,650,001
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,890,175	1,915,095
Washington Mutual Mortgage Pass-Through Certificates Trust, "A9", Series 2003-S9, 5.25%, 10/25/2033	456,654	472,849
Total Collateralized Mortgage Obligations (Cost $51,289,331)		51,103,879
Government & Agency Obligations 16.8%
Other Government Related (d) 1.3%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,874,250
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	1,186,000	1,229,792
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	2,000,000	2,055,000
144A, 5.0%, 9/26/2020	1,440,000	1,472,976
Severstal OAO, 144A, 5.9%, 10/17/2022	1,000,000	1,068,800
Vnesheconombank, 144A, 6.902%, 7/9/2020	4,000,000	4,115,800
		11,816,618
Sovereign Bonds 0.3%
Export-Import Bank of Korea:
3.5%, 11/27/2021	1,455,000	1,495,754
2.5%, 11/1/2020	1,680,000	1,684,705
		3,180,459
U.S. Treasury Obligations 15.2%
U.S. Treasury Bills:
2.368% ***, 8/15/2019 (e)	2,590,000	2,583,225
2.573% ***, 10/10/2019	260,000	258,472
2.574% ***, 10/10/2019	30,000	29,824
U.S. Treasury Bonds, 3.375%, 11/15/2048	2,000,000	2,354,297
U.S. Treasury Notes:
1.125%, 9/30/2021	10,000,000	9,867,969
1.25%, 3/31/2021	10,000,000	9,906,250
2.0%, 6/30/2024	5,000,000	5,054,102
2.25%, 4/30/2021	14,600,000	14,722,617
2.25%, 7/31/2021	15,000,000	15,148,828
2.25%, 4/30/2024	10,000,000	10,226,953
2.5%, 5/31/2020	11,000,000	11,048,555
2.5%, 2/15/2022	10,000,000	10,196,484
2.75%, 11/30/2020	10,000,000	10,125,000
2.75%, 4/30/2023	10,000,000	10,375,000
2.875%, 11/15/2021	10,000,000	10,263,281
2.875%, 5/15/2049	2,000,000	2,145,625
3.125%, 11/15/2028	15,000,000	16,452,539
		140,759,021
Total Government & Agency Obligations (Cost $153,066,940)		155,756,098
Loan Participations and Assignments 0.0%
Senior Loan
Coach America Holdings, Inc., Letter of Credit, 12 month USD-LIBOR + 5.75%, 4/20/2025 * (c) (Cost $716,868)	724,718	73
Convertible Bonds 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.503% ** PIK, 10/18/2025 (c) (Cost $83,131)	82,491	92,472
	Shares	Value ($)
Common Stocks 0.0%
Information Technology 0.0%
Answers Corp.*	1,110	1,831
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)	48,592	15,258
Total Common Stocks (Cost $139,931)		17,089
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022*(c) (Cost $356,760)	3,083	0
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (f) (g) (Cost $6,218,660)	6,218,660	6,218,660
Cash Equivalents 1.1%
DWS ESG Liquidity Fund "Capital Shares", 2.55% (f) (Cost $10,204,069)	10,204,054	10,205,075
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $912,024,885)	99.2	918,520,334
Other Assets and Liabilities, Net	0.8	7,409,079
Net Assets	100.0	925,929,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (f) (g)
5,737,150	481,510 (h)	—	—	—	22,944	—	6,218,660	6,218,660
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.40% (f)
13,977,934	386,443,164	400,421,098	—	—	184,124	—	—	—
DWS ESG Liquidity Fund "Capital Shares", 2.55% (f)
5,026,939	10,177,132	5,000,200	(305)	1,509	190,050	—	10,204,054	10,205,075

24,742,023	397,101,806	405,421,298	(305)	1,509	397,118	—	16,422,714	16,423,735

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%	4/20/2025	724,718	USD	716,868	73

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	When-issued security.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $5,966,221, which is 0.6% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2019	650	139,309,151	139,866,797	557,646
U.S. Treasury Long Bond	USD	9/19/2019	50	7,620,834	7,779,688	158,854
Total unrealized appreciation						716,500

At June 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2019	278	32,679,135	32,847,436	(168,301)

As of June 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	12,300,000	JPY	1,491,612,513	9/20/2019	(158,638)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$451,950,080	$—	$451,950,080
Mortgage-Backed Securities Pass-Throughs	—	221,575	—	221,575
Asset-Backed	—	179,063,640	—	179,063,640
Commercial Mortgage-Backed Securities	—	63,731,865	159,828	63,891,693
Collateralized Mortgage Obligations	—	51,103,879	—	51,103,879
Government & Agency Obligations	—	155,756,098	—	155,756,098
Loan Participations and Assignments	—	—	73	73
Convertible Bonds	—	—	92,472	92,472
Common Stocks (i)	—	1,831	15,258	17,089
Warrants	—	—	0	0
Short-Term Investments (i)	16,423,735	—	—	16,423,735
Derivatives (j)
Futures Contracts	716,500	—	—	716,500
Total	$17,140,235	$901,828,968	$267,631	$919,236,834
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(168,301)	$—	$—	$(168,301)
Forward Foreign Currency Contracts	—	(158,638)	—	(158,638)
Total	$(168,301)	$(158,638)	$—	$(326,939)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (158,638)
Interest Rate Contracts	$ 548,199	$ —